Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	100,000,000	100,000,000
Preferred shares, issued
Preferred shares, outstanding
Class A Common shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	1,600,000,000	1,600,000,000
Ordinary shares issued	19,998,496	10,000,000
Ordinary shares, outstanding	19,998,496	10,000,000
Class B Common shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares issued	1,600,000
Ordinary shares, outstanding	1,600,000